Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2022
Entity Registrant Name	AIM Investment Securities Funds (Invesco Investment Securities Funds)
Entity Central Index Key	0000842790
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 27, 2022
Document Effective Date	Jun. 28, 2022
Prospectus Date	Jun. 28, 2022
INVESCO CORPORATE BOND FUND | CLASS C
Prospectus:
Trading Symbol	ACCEX
INVESCO CORPORATE BOND FUND | CLASS Y
Prospectus:
Trading Symbol	ACCHX
INVESCO CORPORATE BOND FUND | CLASS R5
Prospectus:
Trading Symbol	ACCWX
INVESCO CORPORATE BOND FUND | CLASS A
Prospectus:
Trading Symbol	ACCBX
INVESCO CORPORATE BOND FUND | Class R
Prospectus:
Trading Symbol	ACCZX
INVESCO CORPORATE BOND FUND | Class R6
Prospectus:
Trading Symbol	ICBFX
INVESCO Global Real Estate Fund | Class A
Prospectus:
Trading Symbol	AGREX
INVESCO Global Real Estate Fund | Class C
Prospectus:
Trading Symbol	CGREX
INVESCO Global Real Estate Fund | Class R
Prospectus:
Trading Symbol	RGREX
INVESCO Global Real Estate Fund | CLASS R5
Prospectus:
Trading Symbol	IGREX
INVESCO Global Real Estate Fund | Class Y
Prospectus:
Trading Symbol	ARGYX
INVESCO Global Real Estate Fund | Class R6
Prospectus:
Trading Symbol	FGREX
INVESCO Government Money Market Fund | Class C
Prospectus:
Trading Symbol	ACNXX
INVESCO Government Money Market Fund | Class R
Prospectus:
Trading Symbol	AIRXX
INVESCO Government Money Market Fund | Invesco Cash Reserve
Prospectus:
Trading Symbol	AIMXX
INVESCO Government Money Market Fund | Investor Class
Prospectus:
Trading Symbol	INAXX
INVESCO Government Money Market Fund | Class Y
Prospectus:
Trading Symbol	AIYXX
INVESCO Government Money Market Fund | CLASS AX
Prospectus:
Trading Symbol	ACZXX
INVESCO Government Money Market Fund | CLASS CX
Prospectus:
Trading Symbol	ACXXX
INVESCO Government Money Market Fund | Class R6
Prospectus:
Trading Symbol	INVXX
INVESCO Government Money Market Fund | Class A
Prospectus:
Trading Symbol	ADAXX
Invesco High Yield Bond Factor Fund | Class R5
Prospectus:
Trading Symbol	GBHYX
Invesco High Yield Bond Factor Fund | Class Y
Prospectus:
Trading Symbol	OGYYX
Invesco High Yield Bond Factor Fund | Class R
Prospectus:
Trading Symbol	OGYNX
Invesco High Yield Bond Factor Fund | Class A
Prospectus:
Trading Symbol	OGYAX
Invesco High Yield Bond Factor Fund | Class R6
Prospectus:
Trading Symbol	OGYIX
Invesco High Yield Bond Factor Fund | Class C
Prospectus:
Trading Symbol	OGYCX
INVESCO High Yield Fund | Class A
Prospectus:
Trading Symbol	AMHYX
INVESCO High Yield Fund | Class C
Prospectus:
Trading Symbol	AHYCX
INVESCO High Yield Fund | Investor Class
Prospectus:
Trading Symbol	HYINX
INVESCO High Yield Fund | CLASS R5
Prospectus:
Trading Symbol	AHIYX
INVESCO High Yield Fund | Class Y
Prospectus:
Trading Symbol	AHHYX
INVESCO High Yield Fund | Class R6
Prospectus:
Trading Symbol	HYIFX
INVESCO Income Fund | Class A
Prospectus:
Trading Symbol	AGOVX
INVESCO Income Fund | Class C
Prospectus:
Trading Symbol	AGVCX
INVESCO Income Fund | Class R
Prospectus:
Trading Symbol	AGVRX
INVESCO Income Fund | Investor Class
Prospectus:
Trading Symbol	AGIVX
INVESCO Income Fund | CLASS R5
Prospectus:
Trading Symbol	AGOIX
INVESCO Income Fund | Class Y
Prospectus:
Trading Symbol	AGVYX
INVESCO Income Fund | Class R6
Prospectus:
Trading Symbol	AGVSX
Invesco Intermediate Bond Factor Fund | Class R6
Prospectus:
Trading Symbol	OFIIX
Invesco Intermediate Bond Factor Fund | Class R5
Prospectus:
Trading Symbol	IOTEX
Invesco Intermediate Bond Factor Fund | Class Y
Prospectus:
Trading Symbol	OFIYX
Invesco Intermediate Bond Factor Fund | Class C
Prospectus:
Trading Symbol	OFICX
Invesco Intermediate Bond Factor Fund | Class A
Prospectus:
Trading Symbol	OFIAX
Invesco Intermediate Bond Factor Fund | Class R
Prospectus:
Trading Symbol	OFINX
INVESCO Real Estate Fund | Class A
Prospectus:
Trading Symbol	IARAX
INVESCO Real Estate Fund | Class C
Prospectus:
Trading Symbol	IARCX
INVESCO Real Estate Fund | Class R
Prospectus:
Trading Symbol	IARRX
INVESCO Real Estate Fund | Investor Class
Prospectus:
Trading Symbol	REINX
INVESCO Real Estate Fund | CLASS R5
Prospectus:
Trading Symbol	IARIX
INVESCO Real Estate Fund | Class Y
Prospectus:
Trading Symbol	IARYX
INVESCO Real Estate Fund | Class R6
Prospectus:
Trading Symbol	IARFX
INVESCO Short Duration Inflation Protected Fund | Class A2
Prospectus:
Trading Symbol	SHTIX
INVESCO Short Duration Inflation Protected Fund | Class A
Prospectus:
Trading Symbol	LMTAX
INVESCO Short Duration Inflation Protected Fund | CLASS R5
Prospectus:
Trading Symbol	ALMIX
INVESCO Short Duration Inflation Protected Fund | Class Y
Prospectus:
Trading Symbol	LMTYX
INVESCO Short Duration Inflation Protected Fund | Class R6
Prospectus:
Trading Symbol	SDPSX
INVESCO Short Term Bond Fund | Class A
Prospectus:
Trading Symbol	STBAX
INVESCO Short Term Bond Fund | Class C
Prospectus:
Trading Symbol	STBCX
INVESCO Short Term Bond Fund | Class R
Prospectus:
Trading Symbol	STBRX
INVESCO Short Term Bond Fund | CLASS R5
Prospectus:
Trading Symbol	ISTBX
INVESCO Short Term Bond Fund | Class Y
Prospectus:
Trading Symbol	STBYX
INVESCO Short Term Bond Fund | Class R6
Prospectus:
Trading Symbol	ISTFX
Invesco U.S. Government Money Portfolio | Invesco Cash Reserve
Prospectus:
Trading Symbol	GMQXX
Invesco U.S. Government Money Portfolio | Class R
Prospectus:
Trading Symbol	GMLXX
Invesco U.S. Government Money Portfolio | Class Y
Prospectus:
Trading Symbol	OMBXX
Invesco U.S. Government Money Portfolio | Class R6
Prospectus:
Trading Symbol	GMRXX
Invesco U.S. Government Money Portfolio | Class C
Prospectus:
Trading Symbol	GMCXX